Deposits by Banks	6 Months Ended
Jun. 30, 2023
Disclosure Of Deposits From Banks [Abstract]
Deposits by Banks
17. DEPOSITS BY BANKS

	30 June 2023	31 December 2022
	£m	£m
Items in the course of transmission	531	701
Deposits held as collateral	1,607	1,741
Other deposits(1)	23,439	26,082
Amounts due to Santander UK subsidiaries	3	1
	25,580	28,525
(1)Includes drawdown from the TFSME of £21.0bn (2022: £25.0bn).